Document and Entity Information	Jun. 23, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2026
Entity Registrant Name	I-80 GOLD CORP.
Entity Incorporation State Country Code	A1
Entity File Number	001-41382
Entity Tax Identification Number	98-1591259
Entity Address Address Line 1	150 York Street
Entity Address Address Line 2	Suite 1802
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 3S5
City Area Code	775
Local Phone Number	525-6450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853962
Amendment Flag	false
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	5190 Neil Road
Entity Address Address Line 2	Suite 460
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Country	US
Entity Address Postal Zip Code	89502
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to Purchase Common Shares
Trading Symbol	IAUX.WS
Security Exchange Name	NYSEAMER